Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth certain information with respect to the Company’s financial performance and the compensation paid to our Named Executive Officers for the years ended on December 31, 2022 and December 31, 2021.
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(2)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(1) (4)	Net Income(5)	Adjusted EBITDA(6)
2022	$4,712,152	$8,885,983(7)	$1,074,313	$1,160,674(7)	$72.71	$64.56	$127,611,000	$92,989,000
2021	$3,684,742	$2,916,141(8)	$1,847,832	$1,795,895(8)	$71.62	$67.78	$(327,000)	$62,857,000

(1)	The name of the Principal Executive Officer of the Company (“PEO”) reflected in these columns for each of the applicable fiscal years is Jason Whitaker.
(2)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

(3)
The names of each of the non-PEO Named Executive Officers reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Dr. Philip Garton, Kevin Hubbard, Dominic Bardos, Mehgan Peetz, and Jeffery Tolnar; and (ii) for fiscal year 2021, Mehgan Peetz and Jeffery Tolnar.

(4)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Company TSR and the Peer Group TSR for the Fiscal Year 2021 was calculated for the period from January 27, 2021, the date of the Company’s initial public offering, through December 31, 2021.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2022 Annual Report to shareholders pursuant to Item 201(e) of Regulation S-K: MAC Global Solar Energy Index (SUNIDX).
(5)
Represents the amount of net income reflected in the Company’s audited GAAP financial statements for each applicable period. The net income for the Fiscal Year 2021 is for the period from January 27, 2021, the date of the Company’s initial public offering, through December 31, 2021.

(6)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our Named Executive Officers to company performance for fiscal year 2022. Adjusted EBITDA is defined as net income (loss) plus (i) interest expense, net (ii) income tax expense, (iii) depreciation expense, (iv) amortization of intangibles, (v) payable pursuant to the TRA adjustment, (vi) gain on termination of the TRA, (vii) loss on debt repayment, (viii) equity-based compensation, (ix) acquisition-related expenses, (x) COVID-19 expenses and (xi) non-recurring and other expenses. See Appendix A for reconciliation of net income to Adjusted EBITDA.

(7)
For the 2022 Fiscal Year, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2022 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$4,712,152	$1,074,313
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	$(4,167,453)	$(769,279)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$8,182,854	$875,812
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$22,651	$4,750
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	$110,067	$59,802
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	$25,712	$(25,218)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	$(59,506)
	PEO	Average Non-PEO NEOs
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	$4,173,831	$86,361

Compensation Actually Paid for Fiscal Year 2022	$8,885,983	$1,160,674
(8)
For the 2021 Fiscal Year, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2021 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$3,684,742	$1,847,832
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	$(3,000,021)	$(1,404,556)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$2,231,420	$1,081,180
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	$271,439
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	—	—
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	$(768,601)	$(51,937)

Compensation Actually Paid for Fiscal Year 2021	$2,916,141	$1,795,895

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)
The names of each of the non-PEO Named Executive Officers reflected in these columns for each applicable fiscal year are as follows: (i) for fiscal year 2022, Dr. Philip Garton, Kevin Hubbard, Dominic Bardos, Mehgan Peetz, and Jeffery Tolnar; and (ii) for fiscal year 2021, Mehgan Peetz and Jeffery Tolnar.

Peer Group Issuers, Footnote [Text Block]
(4)
The Company TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Company TSR and the Peer Group TSR for the Fiscal Year 2021 was calculated for the period from January 27, 2021, the date of the Company’s initial public offering, through December 31, 2021.

The peer group used to determine the Company’s Peer Group TSR for each applicable fiscal year is the following published industry index, as disclosed in our 2022 Annual Report to shareholders pursuant to Item 201(e) of Regulation S-K: MAC Global Solar Energy Index (SUNIDX).

PEO Total Compensation Amount	$ 4,712,152	$ 3,684,742
PEO Actually Paid Compensation Amount	$ 8,885,983	2,916,141
Adjustment To PEO Compensation, Footnote [Text Block]
(7)
For the 2022 Fiscal Year, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2022 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$4,712,152	$1,074,313
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	$(4,167,453)	$(769,279)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$8,182,854	$875,812
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$22,651	$4,750
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	$110,067	$59,802
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	$25,712	$(25,218)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	$(59,506)
	PEO	Average Non-PEO NEOs
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	$4,173,831	$86,361

Compensation Actually Paid for Fiscal Year 2022	$8,885,983	$1,160,674
(8)
For the 2021 Fiscal Year, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2021 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$3,684,742	$1,847,832
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	$(3,000,021)	$(1,404,556)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$2,231,420	$1,081,180
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	$271,439
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	—	—
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	$(768,601)	$(51,937)

Compensation Actually Paid for Fiscal Year 2021	$2,916,141	$1,795,895

Non-PEO NEO Average Total Compensation Amount	$ 1,074,313	1,847,832
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,160,674	1,795,895
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(7)
For the 2022 Fiscal Year, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2022 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2022 Summary Compensation Table	$4,712,152	$1,074,313
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2022 Summary Compensation Table	$(4,167,453)	$(769,279)
Plus, Year-End Fair Value of Awards Granted in 2022 that are Outstanding and Unvested	$8,182,854	$875,812
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	$22,651	$4,750
Plus, Vesting Date Fair Value of Awards Granted in 2022 that Vested in 2022	$110,067	$59,802
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2022 (From Prior Year-End to Vesting Date)	$25,712	$(25,218)
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2022	—	$(59,506)
	PEO	Average Non-PEO NEOs
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2022 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2022)	—	—
Total Adjustments	$4,173,831	$86,361

Compensation Actually Paid for Fiscal Year 2022	$8,885,983	$1,160,674
(8)
For the 2021 Fiscal Year, the ‘compensation actually paid’ to the PEO and the average ‘compensation actually paid’ to the non-PEO Named Executive Officers reflect each of the following adjustments made to the total compensation amounts reported in the Summary Compensation Table for the 2021 Fiscal Year, computed in accordance with Item 402(v) of Regulation S-K:

	PEO	Average Non-PEO NEOs
Total Compensation Reported in 2021 Summary Compensation Table	$3,684,742	$1,847,832
Less, Grant Date Fair Value of Stock & Option Awards Reported in the 2021 Summary Compensation Table	$(3,000,021)	$(1,404,556)
Plus, Year-End Fair Value of Awards Granted in 2021 that are Outstanding and Unvested	$2,231,420	$1,081,180
Plus, Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End)	—	—
Plus, Vesting Date Fair Value of Awards Granted in 2021 that Vested in 2021	—	$271,439
Plus, Change in Fair Value of Awards Granted in Prior Years that Vested in 2021 (From Prior Year-End to Vesting Date)	—	—
Less, Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in 2021	—	—
Plus, Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in 2021 prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for 2021)	—	—
Total Adjustments	$(768,601)	$(51,937)

Compensation Actually Paid for Fiscal Year 2021	$2,916,141	$1,795,895

Equity Valuation Assumption Difference, Footnote [Text Block]
(2)
In calculating the ‘compensation actually paid’ amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. The valuation assumptions used to calculate such fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay versus Performance Comparative Disclosure
As described in more detail in the section titled “Compensation Discussion and Analysis—Compensation Philosophy and Objectives,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the table above. Further, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with ‘compensation actually paid’ for a particular year (as computed in accordance with Item 402(v) of Regulation S-K).
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
Compensation Actually Paid and Company TSR
As demonstrated by the following graph, the relationship between ‘compensation actually paid’ and Company TSR varies due to stock price volatility, grant date timing, and executive turnover. We note, however, that ‘compensation actually paid’ is aligned with factors other than TSR.
The ‘compensation actually paid’ to the PEO increased a substantial amount in comparison to the Company TSR over the same period. This is because a significant portion of the ‘compensation actually paid’ to the PEO is comprised of the change in fair value of equity awards that were granted during early 2022, when the Company’s stock price was relatively low in comparison to both December 31, 2022 and December 31, 2021. As described in more detail in the section titled “Compensation Discussion and Analysis,” the Company adopted the LTIP in 2021, pursuant to which equity awards are granted to our Named Executive Officers as part of their total compensation. In the Fiscal Year 2022, these equity awards were comprised 50% of RSUs and 50% of PSUs. The PSUs vest over a three-year performance period based on performance in relation to previously established Net Revenue Growth CAGR and Average Gross Margin goals.
The average amount of ‘compensation actually paid’ to the non-PEO Named Executive Officer’s decreased in comparison to the Company TSR over the same period. This decrease is primarily related to turnover in the Chief Financial Officer position.

Compensation Actually Paid vs. Net Income [Text Block]
Pay versus Performance Comparative Disclosure
As described in more detail in the section titled “Compensation Discussion and Analysis—Compensation Philosophy and Objectives,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the table above. Further, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with ‘compensation actually paid’ for a particular year (as computed in accordance with Item 402(v) of Regulation S-K).
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO Named Executive Officers is generally aligned with the Company’s net income over the two periods presented in the table. While the Company does not use net income as a performance measure in its overall executive compensation program, the measure of net income is correlated with Adjusted EBITDA, which the Company does use when setting goals for the Company’s 2022 Fiscal Year AIP. As described in more detail in the section titled “Compensation Discussion and Analysis—2022 Fiscal Year AIP Annual Awards,” approximately 11% of the value of total compensation awarded to our Named Executive Officers is comprised of amounts determined under the Company’s 2022 Fiscal Year AIP.

(1)	Fiscal Year 2022 net income includes a $110.9 million non-recurring gain related to the termination of the tax receivable agreement on December 6, 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Pay versus Performance Comparative Disclosure
As described in more detail in the section titled “Compensation Discussion and Analysis—Compensation Philosophy and Objectives,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the table above. Further, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with ‘compensation actually paid’ for a particular year (as computed in accordance with Item 402(v) of Regulation S-K).
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of ‘compensation actually paid’ to the PEO and the average amount of ‘compensation actually paid’ to the non-PEO Named Executive Officers is generally aligned with the Company’s Adjusted EBITDA over the two periods presented in the table. As described above, Adjusted EBITDA is defined as net income (loss) plus (i) interest expense, net (ii) income tax expense, (iii) depreciation expense, (iv) amortization of intangibles, (v) payable pursuant to the TRA adjustment, (vi) gain on termination of the TRA, (vii) loss on debt repayment, (viii) equity-based compensation, (ix) acquisition-related expenses, (x) COVID-19 expenses and (xi) non-recurring and other expenses. See Appendix A for reconciliation of net income to Adjusted EBITDA. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our Named Executive Officers to company performance for the Fiscal Year 2022. The Company utilizes Adjusted EBITDA when setting goals for the Company’s 2022 Fiscal Year AIP. As described in more detail in the section titled “Compensation Discussion and Analysis—2022 Fiscal Year AIP Annual Awards,” approximately 11% of the value of total compensation awarded to our Named Executive Officers is comprised of amounts determined under the Company’s 2022 Fiscal Year AIP.

Total Shareholder Return Vs Peer Group [Text Block]
Pay versus Performance Comparative Disclosure
As described in more detail in the section titled “Compensation Discussion and Analysis—Compensation Philosophy and Objectives,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the table above. Further, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company’s performance measures with ‘compensation actually paid’ for a particular year (as computed in accordance with Item 402(v) of Regulation S-K).
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
Company TSR and Peer Group TSR
As demonstrated by the following graph, the Company’s TSR over the two periods presented in the table was (27.3)%, while the Company’s peer group TSR was (35.4)% over the two periods presented in the table. Despite challenging macroeconomic conditions and a volatile stock market, the Company’s TSR generally outperformed the peer group during the two periods presented in the table, representing the Company’s superior financial performance and growth potential as compared to the companies comprising the peer group.

Tabular List [Table Text Block]
Pay versus Performance Tabular List
The following table lists our most important performance measures used by us to link ‘compensation actually paid’ to our Named Executive Officers to company performance for the 2022 Fiscal Year. The performance measures included in this table are not ranked by relative importance.
Most Important Performance Measures
Adjusted EBITDA
Gross Margin
Net Revenue CAGR

Total Shareholder Return Amount	$ 72.71	71.62
Peer Group Total Shareholder Return Amount	64.56	67.78
Net Income (Loss)	$ 127,611,000	$ (327,000)
Company Selected Measure Amount	92,989,000	62,857,000
PEO Name	Jason Whitaker	Jason Whitaker
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(6)
We have selected Adjusted EBITDA as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link ‘compensation actually paid’ to our Named Executive Officers to company performance for fiscal year 2022. Adjusted EBITDA is defined as net income (loss) plus (i) interest expense, net (ii) income tax expense, (iii) depreciation expense, (iv) amortization of intangibles, (v) payable pursuant to the TRA adjustment, (vi) gain on termination of the TRA, (vii) loss on debt repayment, (viii) equity-based compensation, (ix) acquisition-related expenses, (x) COVID-19 expenses and (xi) non-recurring and other expenses. See Appendix A for reconciliation of net income to Adjusted EBITDA.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenue CAGR
PEO [Member] | Grant Date Fair Values of Stock Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,167,453)	$ (3,000,021)
PEO [Member] | Year-End Fair Value of Awards Granted in Applicable Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,182,854	2,231,420
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	22,651	0
PEO [Member] | Vesting Date Fair Value of Awards Granted and Vested in Applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	110,067	0
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in Applicable year (From Prior Year-End to Vesting Date) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	25,712	0
PEO [Member] | Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in Applicable Year Prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,173,831	(768,601)
Non-PEO NEO [Member] | Grant Date Fair Values of Stock Awards Granted in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(769,279)	(1,404,556)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted in Applicable Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	875,812	1,081,180
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,750	0
Non-PEO NEO [Member] | Vesting Date Fair Value of Awards Granted and Vested in Applicable year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	59,802	271,439
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in Applicable year (From Prior Year-End to Vesting Date) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(25,218)	0
Non-PEO NEO [Member] | Prior Year-End Fair Value of Awards Granted in Prior Years that Failed to Vest in Applicable Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(59,506)	0
Non-PEO NEO [Member] | Dollar Value of Dividends or other Earnings Paid on Stock & Option Awards in Applicable Year Prior to Vesting [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 86,361	$ (51,937)